USAA INTERNATIONAL FUND
Fund Shares, Institutional Shares, and Adviser Shares
SUPPLEMENT DATED MAY 18, 2017
TO THE FUND'S PROSPECTUS
DATED OCTOBER 1, 2016
This Supplement updates certain information contained in the above-dated prospectus for the USAA International Fund (the Fund). Please review this important information carefully.
Marcus L. Smith has retired from Massachusetts Financial Services Company d/b/a MFS Investment Management and is no longer a portfolio manager of the Fund; and therefore, all references to Mr. Smith in the Fund’s prospectus are hereby deleted.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
98689-0517